ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
JCP&L Annual Statements of Income and Comprehensive Income

	For the Year Ended December 31, 2024			For the Year Ended December 31, 2023
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Deferral of regulatory assets, net	$(135)	$11	$(124)	$(74)	$7	$(67)
Other operating expenses	656	(2)	654	555	—	555
Total operating expenses	1,946	9	1,955	1,770	7	1,777
Operating income	369	(9)	360	257	(7)	250
Income before income taxes	338	(9)	329	165	(7)	158
Income taxes	90	(3)	87	35	(2)	33
Net income	248	(6)	242	130	(5)	125
Comprehensive income	249	(6)	243	130	(5)	125
JCP&L Annual Balance Sheets

	As of December 31, 2024			As of December 31, 2023
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
PP&E - In service	$8,697	$34	$8,731	$8,278	$10	$8,288
Accumulated provision for depreciation	2,409	30	2,439	2,365	8	2,373
PP&E Excluding CWIP	6,288	4	6,292	5,913	2	5,915
Total PP&E	6,908	4	6,912	6,388	2	6,390
Regulatory assets/(liabilities)	265	(18)	247	(48)	(8)	(56)
Total investments and other noncurrent assets	2,640	(18)	2,622	2,330	—	2,330
Total assets	9,927	(14)	9,913	9,100	2	9,102
Accumulated deferred income taxes, net	1,196	(4)	1,192	957	(2)	955
Total noncurrent liabilities	4,605	(4)	4,601	3,717	6	3,723
Total liabilities	4,950	(4)	4,946	4,968	6	4,974
Retained earnings	1,322	(10)	1,312	1,224	(4)	1,220
Total common stockholder’s equity	4,977	(10)	4,967	4,132	(4)	4,128

JCP&L Annual Statements of Common Stockholder’s Equity

	For the Years Ended December 31, 2024 and 2023
(In millions)	As Reported	Adjustment	As Revised
Balance, January 1, 2023	$3,967	$1	$3,968
Net income	130	(5)	125
Balance, December 31, 2023	4,132	(4)	4,128
Net income	248	(6)	242
Balance, December 31, 2024	4,977	(10)	4,967
JCP&L Annual Statements of Cash Flows

	For the Year Ended December 31, 2024			For the Year Ended December 31, 2023
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$248	$(6)	$242	$130	$(5)	$125
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization and impairments	161	11	172	145	7	152
Deferred income taxes and investment tax credits, net	233	(3)	230	50	(2)	48
Net cash provided from operating activities	607	2	609	264	—	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	$(877)	$(2)	$(879)	$(633)	$—	$(633)
Net cash used for investing activities	(947)	(2)	(949)	(690)	—	(690)
Net change in cash, cash equivalents, and restricted cash	$—	$—	$—	$—	$—	$—

Schedule of Regulatory Assets on the Balance Sheets

	As of December 31,
Net Regulatory Assets (Liabilities) by Source - FirstEnergy	2025	2024	Change
	(In millions)
Customer payables for future income taxes	$(2,041)	$(2,234)	$193
Spent nuclear fuel disposal costs	(76)	(72)	(4)
Asset removal costs	(675)	(681)	6
Deferred transmission costs	(43)	190	(233)
Deferred generation costs	405	481	(76)
Deferred distribution costs	466	287	179
Storm-related costs	1,122	1,015	107
Energy efficiency program costs	462	349	113
New Jersey societal benefit costs	80	87	(7)
Vegetation management	153	125	28
Ohio settlement charges	(250)	—	(250)
Other	41	75	(34)

Net Regulatory Liabilities included on FirstEnergy’s Consolidated Balance Sheets	$(356)	$(378)	$22

The following table provides information about the composition of JCP&L’s net regulatory assets and liabilities as of December 31, 2025 and 2024, and the changes during the year 2025:

	As of December 31,
Net Regulatory Assets (Liabilities) by Source - JCP&L	2025	2024	Change
	(In millions)
Customer payables for future income taxes	$(393)	$(410)	$17
Spent nuclear fuel disposal costs	(76)	(72)	(4)
Asset removal costs (1)	(87)	(101)	14
Deferred transmission costs	(25)	(3)	(22)
Deferred distribution costs	318	206	112
Storm-related costs	367	310	57
Energy efficiency program costs	316	208	108
New Jersey societal benefit costs	80	87	(7)
Other	15	22	(7)

Net Regulatory Assets included on JCP&L’s Balance Sheets	$515	$247	$268

(1)
Previously issued 2024 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.

The following table provides information about the composition of FirstEnergy’s net regulatory assets that do not earn a current return as of December 31, 2025 and 2024, of which approximately $802 million and $698 million, respectively, are currently being recovered through rates over varying periods, through 2068, depending on the nature of the deferral and the jurisdiction:

Regulatory Assets by Source Not Earning a	As of December 31,
Current Return - FirstEnergy	2025	2024	Change
		(In millions)
Deferred generation costs	$280	$314	$(34)
Deferred distribution costs	199	153	46
Storm-related costs	844	694	150
Other	102	82	20

FirstEnergy Regulatory Assets Not Earning a Current Return	$1,425	$1,243	$182

The following table provides information about the composition of JCP&L’s net regulatory assets that do not earn a current return as of December 31, 2025 and 2024, of which approximately $76 million and $45 million, respectively, are currently being recovered through rates over varying periods, through 2068, depending on the nature of the deferral:

Regulatory Assets by Source Not Earning a	As of December 31,
Current Return - JCP&L	2025	2024	Change
		(In millions)
Deferred distribution costs	$147	$101	$46
Storm-related costs	367	310	57
Other	24	28	(4)

JCP&L Regulatory Assets Not Earning a Current Return	$538	$439	$99

Schedule of Goodwill	The following table presents goodwill by reporting unit as of December 31, 2025 and 2024:

(In millions)	Distribution Segment	Integrated Segment	Stand-Alone Transmission Segment	FirstEnergy Consolidated
Goodwill	$3,222	$1,953	$443	$5,618
JCP&L’s reporting units are consistent with its reportable segments and consist of Distribution and Transmission. The following table presents goodwill by reporting unit as of December 31, 2025 and 2024:

(In millions)	Distribution Segment	Transmission Segment	JCP&L
Goodwill	$1,213	$598	$1,811

Schedule of Property, Plant and Equipment Balances
PP&E balances by segment as of December 31, 2025 and 2024, were as follows:

December 31, 2025
Segment	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
Distribution	$21,944	$(7,511)	$14,433	$682	$15,115	5 - 80
Integrated	18,380	(4,154)	14,226	1,314	15,540	5 - 80
Stand-Alone Transmission	14,759	(2,878)	11,881	1,333	13,214	5 - 85
Corporate/Other	1,130	(646)	484	60	544	3 - 63

Total PP&E	$56,213	$(15,189)	$41,024	$3,389	$44,413

December 31, 2024
Segment	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
Distribution	$21,245	$(7,338)	$13,907	$618	$14,525	5 - 80
Integrated	17,080	(3,943)	13,137	1,076	14,213	5 -100
Stand-Alone Transmission	13,509	(2,660)	10,849	986	11,835	5 - 85
Corporate/Other	1,062	(607)	455	74	529	3 - 63

Total PP&E	$52,896	$(14,548)	$38,348	$2,754	$41,102

(1)	Includes finance leases of $48 million and $46 million as of December 31, 2025 and 2024, respectively.
(2)	Includes finance lease accumulated amortization of $17 million and $14 million as of December 31, 2025 and 2024, respectively.
PP&E by segment as of December 31, 2025 and 2024, were as follows:

December 31, 2025
Segment	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
Distribution	$6,679	$(1,925)	$4,754	$270	$5,024	5 - 75
Transmission	2,588	(514)	2,074	610	2,684	5 - 80

Total PP&E	$9,267	$(2,439)	$6,828	$880	$7,708

December 31, 2024
Segment	In Service (1)	Accumulated. Depreciation (2)	Net Plant	CWIP	Total	Useful Service Life
	(In millions)					(years)
Distribution	$6,438	$(1,938)	$4,500	$187	$4,687	10 - 75
Transmission	2,293	(501)	1,792	433	2,225	55 - 80

Total PP&E (3)	$8,731	$(2,439)	$6,292	$620	$6,912

(1)	Includes finance leases of $12 million and $11 million as of December 31, 2025 and 2024, respectively.